UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
REVENUE	$ 945,645	$ 1,636,835
OPERATING EXPENSES
Selling and marketing	1,113,896	859,388
General and administrative - professional fees	930,873	656,534
General and administrative - compensation and related benefits	2,346,067	424,225
General and administrative - other	435,233	162,183
Total Operating Expenses	4,826,069	2,102,330
LOSS FROM OPERATIONS	(3,880,424)	(465,495)
OTHER INCOME
Interest income	75,326	1,038
Other income	322,781	67,438
Total Other Income	398,107	68,476
LOSS BEFORE INCOME TAXES	(3,482,317)	(397,019)
INCOME TAXES	21,410	6,917
NET LOSS	(3,503,727)	(403,936)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(20)	(1)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(3,503,707)	(403,935)
COMPREHENSIVE LOSS:
NET LOSS	(3,503,727)	(403,936)
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation (loss) gain	(947,912)	297,237
COMPREHENSIVE LOSS	(4,451,639)	(106,699)
LESS: COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(34)	16
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (4,451,605)	$ (106,715)
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (0.28)	$ (0.06)
Diluted	$ (0.28)		$ (0.06)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	12,298,929	6,560,497
Diluted	12,298,929		6,560,497